Document and Entity Information	Apr. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 28, 2026
Entity Registrant Name	MEDALLION FINANCIAL CORP
Entity Incorporation State Country Code	DE
Entity File Number	001-37747
Entity Tax Identification Number	04-3291176
Entity Address Address Line 1	437 MADISON AVENUE
Entity Address Address Line 2	38th Floor
Entity Address City Or Town	NEW YORK
Entity Address Postal Zip Code	10022
City Area Code	212
Local Phone Number	328-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MFIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Address State Or Province	NY
Amendment Flag	false
Entity Central Index Key	0001000209